Submission	Jul. 15, 2025
Submission [Line Items]
Central Index Key	0001000275
Registrant Name	ROYAL BANK OF CANADA
Registration File Number	333-275898
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES